                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

November 18, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  OFI Tremont Market Neutral Hedge Fund
           Registration No. 005-79313
           EDGAR Filing of Amendment to Schedule TO-I

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby  made of an  amended  Issuer
Tender  Offer  Statement  on  Schedule  TO,  subject  to  Rule  13e-4  of  the
Securities  Exchange  Act of 1934,  on behalf of OFI  Tremont  Market  Neutral
Hedge Fund (the  "Fund") in  connection  with an offer by the Fund to purchase
$4,000,000  of  interests  in  the  Fund  on  the  terms  and  subject  to the conditions set forth in the  Repurchase  Offer Notice and Letter to Repurchase
Offer, originally filed on July 29, 2005.

      Please forward any comments you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Lisa I. Bloomberg
                                    ------------------------------------------
                                    Lisa I. Bloomberg
                                    Vice President & Associate Counsel
                                    Phone: 212. 323.0560

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.